Net Loss Per Ordinary Share Attributable to Nexera Technologies Ltd (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Ordinary Share Attributable to Nexera Technologies Ltd [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders:

	Year ended December 31
	2025	2024	2023
Numerator:
Net loss attributable to Nexera Technologies Ltd. shareholders	(3,677)	(7,804)	(4,598)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share(*)	45,357	2,753	383
Basic and diluted net loss per ordinary share attributable to Nexera (*)	(81.07)	(2,835.12)	(12,010.49)

Schedule of Diluted Weighted Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact (the securities presented according to the number of issuable shares):

	Year ended December 31
	2025	2024	2023

IPO Warrants and Additional Warrants (Note 13(b))	302	302	302
Series A Warrants	6,833	10,679	-
Series B Warrants	81	81	-
Underwriter warrants (Note 13)	28	28	28
Other warrants	4	4	4
	7,248	11,094	334